CASH	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Open World Ltd. [Member]
CASH

7. CASH

Cash balance includes certain amounts that are restricted as to use. Restricted cash consists of funds held for the Company’s REAP card, which are designated for specific related expenditures charged to the card and are not available for general operating purposes.

The following table presents the Company’s cash as of March 31, 2026, and December 31, 2025.

	March 31, 2026	December 31, 2025
Cash	$634,351	$723,584
Restricted cash	13,201	5,838
Total cash	$647,552	$729,422

7. CASH

Cash balance includes certain amounts that are restricted as to use. Restricted cash consists of funds held for the Company’s REAP card, which are designated for specific related expenditures charged to the card and are not available for general operating purposes. The restricted cash balance totaled $5,838 as of December 31, 2025 and $44,473 as of December 31, 2024.

The following table presents the Group’s cash as of December 31, 2025, and December 31, 2024.

	December 31, 2025	December 31, 2024
Cash	723,584	3,980,712
Restricted cash	5,838	44,473
Total cash	729,422	4,025,185